Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2022	2021	2020
Current tax	(426)	(409)	(295)
Deferred tax	2 452	137	(2 961)
Total	2 026	(272)	(3 256)

Schedule of the income tax expense reconciliation

EURm	2022	2021	2020
Income tax expense at statutory rate	(437)	(385)	(149)
Permanent differences	87	47	90
Non-creditable withholding taxes	(72)	(37)	(37)
Income taxes for prior years(1)	3	95	26
Effect of different tax rates of subsidiaries operating in other jurisdictions	(68)	(57)	(39)
Effect of deferred tax assets not recognized(2)	(107)	(77)	(3 202)
Benefit arising from previously unrecognized deferred tax assets(3)	2 646	187	105
Net decrease/(increase) in uncertain tax positions	9	(29)	(12)
Change in income tax rates	24	17	(12)
Income taxes on undistributed earnings	(59)	(33)	(26)
Total	2 026	(272)	(3 256)

(1) In 2021, relates primarily to a tax benefit related to past operating model integration.

(2) In 2020, includes a derecognition of deferred tax assets related to Finland.

(3) In 2022, includes a re-recognition of deferred tax assets related to Finland.

Schedule of the net deferred tax balance and movements

	2022			2021
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	1 011	–		794	–
Undistributed earnings	–	(193)		–	(136)
Intangible assets and property, plant and equipment	3 267	(309)		1 167	(176)
Right-of-use assets	–	(177)		–	(210)
Defined benefit pension assets	–	(1 989)		–	(2 052)
Other non-current assets	66	(30)		49	(34)
Inventories	216	(18)		79	(13)
Other current assets	225	(95)		152	(81)
Lease liabilities	176	–		165	–
Defined benefit pension and other post-employment liabilities	925	–		1 023	–
Other non-current liabilities	18	–		1	–
Provisions	311	(73)		82	(87)
Other current liabilities	326	(154)		300	(55)
Other temporary differences	27	(28)		36	(14)
Total before netting	6 568	(3 066)	3 502	3 848	(2 858)	990
Netting of deferred tax assets and liabilities	(2 734)	2 734	–	(2 576)	2 576	–
Total after netting	3 834	(332)	3 502	1 272	(282)	990

Movements in the net deferred tax balance during the year:

EURm	2022	2021	2020
1 January	990	1 562	4 734
Recognized in income statement, continuing operations	2 452	137	(2 961)
Recognized in other comprehensive income	56	(753)	(115)
Acquisitions through business combinations and disposals and others	2	(6)	7
Translation differences	2	50	(103)
31 December	3 502	990	1 562

Schedule of temporary differences, tax losses carried forward, tax credits and expiry

EURm	2022	2021
Temporary differences	1 579	13 487
Tax losses carried forward	18 324	19 393
Tax credits	311	342
Total	20 214	33 222

	2022			2021
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	1 344	1 247	2 591	132	2 508	2 640
Thereafter	–	4	4	–	3	3
No expiry	2 095	17 073	19 168	2 172	16 882	19 054
Total	3 439	18 324	21 763	2 304	19 393	21 697
Tax credits
Within 10 years	85	286	371	32	325	357
Thereafter	47	4	51	49	4	53
No expiry	117	21	138	177	13	190
Total	249	311	560	258	342	600